Investment Securities - Disclosure of Carrying Value of Banks Investment Securities Per Measurement Category (Detail) - CAD ($) $ in Millions	Oct. 31, 2018		Oct. 31, 2017
Disclosure of financial assets [line items]
Investment securities	$ 78,396	[1]	$ 69,269
Financial assets available-for-sale [member]
Disclosure of financial assets [line items]
Investment securities	0		50,504
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Investment securities	0		18,765
Debt Investments [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Investment securities	55,843		0
Debt Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Investment securities	20,743		0
Equity securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Investment securities	1,305		0
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Investment securities	$ 505		$ 0

[1]	The amounts for the year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior period amounts have not been restated (refer to Notes 3 and 4).